MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

COMMON STOCKS - 74.3%	Shares	Value
Accommodation and Food Services - 4.7%
Restaurants and Other Eating Places - 4.7%
Domino's Pizza, Inc.	104,080	$ 49,561,855

Administrative and Support and Waste Management and Remediation Services - 3.7%
Credit Bureaus - 3.7%
Moody's Corporation	77,209	38,602,956

Construction - 3.1%
Residential Building Construction - 3.1%
NVR, Inc. (a)	3,500	32,324,530

Educational Services - 2.7%
Colleges, Universities, and Professional Schools - 2.7%
Strategic Education, Inc.	283,872	28,049,392

Finance and Insurance - 17.2%
Direct Insurance (except Life, Health, and Medical) Carriers - 8.0%
Arch Capital Group Ltd.	475,135	47,855,597
Progressive Corporation (The)	135,756	36,502,073
		84,357,670
Financial Transactions Processing, Reserve, and Clearinghouse Activities - 9.2%
Mastercard, Inc. - Class A	93,596	49,881,052
Visa, Inc. - Class A	146,218	46,070,368
		95,951,420
Information - 2.7%
Motion Picture and Video Production - 2.7%
Walt Disney Company (The)	238,225	27,984,291

Manufacturing - 6.0%
Engine, Turbine, and Power Transmission Equipment - 6.0%
Cummins, Inc.	167,736	62,907,710

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 74.3% (Continued)	Shares	Value
Retail Trade - 28.2%
Automotive Parts and Accessories Retailers - 15.0%
AutoZone, Inc. (a)	28,687	$ 90,924,594
O'Reilly Automotive, Inc. (a)	53,338	66,310,868
		157,235,462
Clothing and Clothing Accessories Retailers - 13.2%
Ross Stores, Inc.	610,645	94,570,591
TJX Companies, Inc. (The)	353,336	44,410,802
		138,981,393
Transportation and Warehousing - 3.2%
Freight Transportation Arrangement - 3.2%
Expeditors International of Washington, Inc.	279,114	33,951,427

Wholesale Trade - 2.8%
Industrial Supplies Merchant Wholesalers - 2.8%
Fastenal Company	349,235	29,182,077

Total Common Stocks (Cost $491,849,686)		$ 779,090,183

MONEY MARKET FUNDS - 25.4%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, 4.50% (b)	140,059,947	$ 140,059,947
Vanguard Treasury Money Market Fund - Investor Shares, 4.57% (b)	125,995,478	125,995,478
Total Money Market Funds (Cost $266,055,425)		$ 266,055,425

Investments at Value - 99.7% (Cost $757,905,111)		$ 1,045,145,608

Other Assets in Excess of Liabilities - 0.3%		3,501,417

Net Assets - 100.0%		$ 1,048,647,025

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2024.